Fair Value Measurement - Recurring and Non-recurring Basis (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement
Fair value wealth management		$ 0	$ 0
Impairment charge of goodwill recognized	$ 0	0
Impairment charge of intangible assets recognized			10,200,000
Recurring
Fair Value Measurement
Fair value change loss for equity securities with readily determinable fair values			196,600,000
Fair value change gain for equity securities with readily determinable fair values		32,100,000
Recurring | Wealth Management Products
Fair Value Measurement
Fair value loss			47,000,000.0
Non-recurring
Fair Value Measurement
Impairment charge of goodwill recognized		$ 0	0	$ 0
Significant Unobservable Inputs (Level 3)
Fair Value Measurement
Valuation technique		us-gaap:ValuationTechniqueDiscountedCashFlowMember
Measurement input		wb:MeasurementInputDiscountCurveOfMarketInterestRatesMember
Significant Unobservable Inputs (Level 3) | Non-recurring
Fair Value Measurement
Carrying value of impaired investments		$ 0	$ 17,800,000
Investment, Type [Extensible Enumeration]		wb:CertainInvestmentsUnderCostMethodAndEquityMethodUsingUnobservableInputsMember	wb:CertainInvestmentsUnderCostMethodAndEquityMethodUsingUnobservableInputsMember	wb:CertainInvestmentsUnderCostMethodAndEquityMethodUsingUnobservableInputsMember
Impairment		$ 25,700,000	$ 63,500,000	$ 106,800,000
Significant Other Observable Inputs (Level 2) | Recurring | Unsecured senior notes
Fair Value Measurement
Fair value debt amount		1,438,200,000	$ 1,355,600,000
Significant Other Observable Inputs (Level 2) | Recurring | Convertible notes
Fair Value Measurement
Fair value debt amount		$ 356,000,000.0